Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net loss	$ (10,753,038)	$ (15,966,294)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,513,798	1,592,567
Share-based compensation	1,693,814	1,279,536
Non-cash interest expense related to debt financing	413,727	407,710
Accretion of notes payables	1,250,499	1,130,731
Impairment on property plant and equipment and operating lease	0	115,438
Loss on extinguishment of debt	1,523,221	0
Fair Value Adjustment of Derivative Liabilities	(158,000)	142,200
Change in fair value of warrant liabilities	(2,198,051)	(0)
Inventory allowance	214,913	9,661
Changes in assets and liabilities:
Accounts receivable	(153,585)	(954,140)
Inventories	(519,691)	129,672
Prepaid expenses	134,442	1,125,369
Accounts payable and accrued expenses	(34,343)	(2,366,260)
Operating lease liability	418,510	(101,180)
Net cash used in operating activities	(6,653,784)	(13,454,990)
Cash flows from investing activities
Purchases of property, plant, and equipment	(380,880)	(101,714)
Purchase of intangible assets	(371,300)	0
Net cash used in investing activities	(752,180)	(101,714)
Cash flows from financing activities
Proceeds from stock options exercised	6,000	0
Proceeds from notes payable, derivative liabilities and factoring agreement	13,206,729	16,759,886
Principal payments of notes payable and recourse factoring agreement	(21,474,031)	(10,590,115)
Proceeds from equity financing, net	24,616,598	5,440,658
Principal payments on finance lease	(979,170)	(1,043,149)
Repayments of finance insurance premiums	(746,830)	(569,665)
Payment of deferred offering costs	(30,000)	0
Net cash provided by financing activities	14,599,296	9,997,615
Net increase (decrease) in cash	7,193,332	(3,559,089)
Cash, beginning of period	781,318	4,340,407
Cash, end of period	7,974,650	781,318
Noncash investing and financing transactions:
Modification on operating and finance leases	1,500	806,617
Conversion of debt into equity	2,794,243	0
Shares issued for prepaid services	0	100,000
Right-of use assets obtained through operating lease	145,987	7,837,471
Financing of property and equipment	0	483,787
Financing of mask set and wafer	0	369,421
Financing of insurance premiums and software	249,607	470,860
Property and equipment financed through finance leases	0	271,725
Termination of ROU Asset and Lease Liability	98,963	0
Property and equipment additions included in accounts payable	39,899	35,000
Reclassification of historical warrants	$ 2,130,167	$ 0